Segments - Schedule of Net Revenues for Reporting Units in Actavis Pharma Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Net revenues	$ 8,677.6	$ 5,914.9	$ 4,584.4
Actavis Pharma [Member]
Revenue from External Customer [Line Items]
Net revenues	7,480.7	4,928.5	3,808.2
Actavis Pharma [Member] | North American Generics [Member]
Revenue from External Customer [Line Items]
Net revenues	3,915.7	3,472.2	2,945.6
Actavis Pharma [Member] | International [Member]
Revenue from External Customer [Line Items]
Net revenues	2,502.5	978.1	430.5
North American Brands [Member] | Actavis Pharma [Member]
Revenue from External Customer [Line Items]
Net revenues	1,062.5	478.2	432.1
North American Brands [Member] | Actavis Pharma [Member] | Women's Healthcare [Member]
Revenue from External Customer [Line Items]
Net revenues	292.8	61.9	32.5
North American Brands [Member] | Actavis Pharma [Member] | Urology / Gastroenterology [Member]
Revenue from External Customer [Line Items]
Net revenues	408.8	217.7	209.0
North American Brands [Member] | Actavis Pharma [Member] | Dermatology / Established Brands [Member]
Revenue from External Customer [Line Items]
Net revenues	$ 360.9	$ 198.6	$ 190.6